OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged
The book value of our Vessels secured under long-term loans was as follows:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Carrying value of vessels secured against long-term loans	1,893,116	1,383,330